Commitments and Contingencies (Details) $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 ft²
Lease agreements
Recorded rent expense			$ 305	$ 101	$ 714	$ 301	$ 402	$ 286
Manufacturing Commitments
Non-cancelable purchase commitments			$ 34,891		$ 34,891		7,766
Wellesley Hills office
Lease agreements
Area of leased space after expansion | ft²									10,800
Monthly lease payments, inclusive of base rent and ancillary charges	$ 27	$ 27
Future minimum lease payments under noncancellable operating lease commitments							$ 270